Document And Entity Information	Dec. 26, 2023
Document Information [Line Items]
Entity, Registrant Name	CYCLO THERAPEUTICS, INC.
Document, Type	8-K
Current Fiscal Year End Date	--12-31
Document, Period End Date	Dec. 26, 2023
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-39780
Entity, Tax Identification Number	59-3029743
Entity, Address, Address Line One	6714 NW 16th Street, Suite B
Entity, Address, City or Town	Gainesville
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	32653
City Area Code	386
Local Phone Number	418-8060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000922247
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	CYTH
Security Exchange Name	NASDAQ
WarrantsToPurchaseCommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	CYTHW
Security Exchange Name	NASDAQ